UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     November 02, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $228,510 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED NEUROMODULATION SYS   COM              00757T101     8894   187440 SH       SOLE                        0   187440        0
AMERICAN HEALTHWAYS INC        COM              02649V104     4870   114860 SH       SOLE                        0   114860        0
AMGEN INC                      COM              031162100     9823   123293 SH       SOLE                        0   123293        0
ARTHROCARE CORP                COM              043136100     5338   132720 SH       SOLE                        0   132720        0
AUTODESK INC                   COM              052769106     5089   109590 SH       SOLE                        0   109590        0
BED BATH & BEYOND INC          COM              075896100     9088   226192 SH       SOLE                        0   226192        0
BROADCOM CORP                  CL A             111320107    10009   213318 SH       SOLE                        0   213318        0
C D W CORP                     COM              12512N105     6506   110415 SH       SOLE                        0   110415        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     9099   374127 SH       SOLE                        0   374127        0
CHEESECAKE FACTORY INC         COM              163072101      813    26040 SH       SOLE                        0    26040        0
CHICOS FAS INC                 COM              168615102    12644   343585 SH       SOLE                        0   343585        0
CISCO SYS INC                  COM              17275R102     8009   446926 SH       SOLE                        0   446926        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     9315   199935 SH       SOLE                        0   199935        0
EBAY INC                       COM              278642103     7476   181450 SH       SOLE                        0   181450        0
FASTENAL CO                    COM              311900104      262     4285 SH       SOLE                        0     4285        0
GENENTECH INC                  COM NEW          368710406    12396   147200 SH       SOLE                        0   147200        0
GILEAD SCIENCES INC            COM              375558103    12971   266023 SH       SOLE                        0   266023        0
HPL TECHNOLOGIES INC           COMMON           40426C105       23    92480 SH       SOLE                        0    92480        0
KOHLS CORP                     COM              500255104     8171   162845 SH       SOLE                        0   162845        0
KYPHON INC                     COM              501577100    10978   249830 SH       SOLE                        0   249830        0
LASERSCOPE                     COM              518081104     5079   180245 SH       SOLE                        0   180245        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     4819   104505 SH       SOLE                        0   104505        0
NETWORK APPLIANCE INC          COM              64120L104    10172   428472 SH       SOLE                        0   428472        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     8489   189366 SH       SOLE                        0   189366        0
PANERA BREAD CO                CL A             69840W108      717    14000 SH       SOLE                        0    14000        0
QUALCOMM INC                   COM              747525103    13044   291478 SH       SOLE                        0   291478        0
STAPLES INC                    COM              855030102      612    28688 SH       SOLE                        0    28688        0
STARBUCKS CORP                 COM              855244109    10995   438905 SH       SOLE                        0   438905        0
SYNOPSYS INC                   COM              871607107     8120   275108 SH       SOLE                        0   275108        0
VERISIGN INC                   COM              92343E102     8076   377927 SH       SOLE                        0   377927        0
YAHOO INC                      COM              984332106     6613   195420 SH       SOLE                        0   195420        0